Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended		120 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.42	$ 0.36
Average number of shares eligible for dividend	448,777	446,267
Total dividends paid	$ 167,211	$ 129,987	$ 1,267,000
Cash percentage	89.00%	81.00%
DRIP percentage	11.00%	19.00%
Total dividends paid percentage	100.00%	100.00%
Shares issued under the DRIP	502	1,262
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 188,486	$ 160,656
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	167,211	129,986
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 21,275	$ 30,670